Subsequent events (Details) - Sasol Inzalo share transaction - Major ordinary share transactions [member] R / shares in Units, R in Millions	2 Months Ended
Aug. 17, 2018 ZAR (R) R / shares
Disclosure of non-adjusting events after reporting period [line items]
Approved debt to be settled	R 7,400
Approved cash top-up for value realised	R 600
Assumed share price at date of repurchase of shares | R / shares	R 500